Investment Strategy - Elfun Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average effective maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest. U.S. Government securities are securities that are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (“Ginnie Mae”). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury. SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, seeks to identify debt securities that they believe have desirable characteristics for the Fund such as: •attractive yields and prices; •the potential for capital appreciation; and/or •reasonable credit quality. The Adviser may consider selling a security when one of these characteristics no longer applies, when valuation becomes excessive, or when more attractive alternatives are identified. The Fund also may invest up to 20% of its net assets in high yield securities (also known as “junk bonds”) and, to a lesser extent, in asset-backed securities, in foreign (including emerging markets) debt securities and equity securities. The Fund may also invest in exchange-traded products (“ETPs”) that provide exposure to such investments, including ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services. High yield securities are those rated BB+ through B- by S&P Global Ratings (“S&P”) or Ba1 through B3 by Moody's Investor Services, Inc. (“Moody's”) or below or of similar quality. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the MSCI® Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa. The Adviser may also use various types of derivative instruments (such as options, futures, options on futures, forward contracts, interest-only swaps, interest rate swaps, index swaps, credit default swaps and structured and indexed securities) to manage yield, duration (a measure of a bond price's sensitivity to a given change in interest rates) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments. The Fund may also invest in repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery securities, municipal obligations, floating rate and variable rate instruments, zero-coupon obligations, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by applicable law (including those advised by the Adviser). The Fund also may lend its securities and may engage in active and frequent trading of its portfolio securities.